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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.59%)

Consumer Discretionary (14.04%)

	Apparel, Accessories & Luxury Goods (0.44%)
102,000	Ralph Lauren Corp.	$1,768,282	$11,370,960

	Automotive Retail (1.02%)
488,000	CarMax, Inc. [1]	6,933,300	26,337,360

	Hotels, Resorts & Cruise Lines (3.40%)
525,400	Choice Hotels International, Inc.	2,254,244	26,485,414
800,000	Hyatt Hotels Corp., Cl A [1]	22,495,003	37,616,000
400,000	Norwegian Cruise Line Holdings Ltd. [1,2]	22,588,838	23,440,000

		47,338,085	87,541,414
	Internet Retail (1.69%)
34,000	The Priceline Group, Inc. [1]	5,449,298	43,348,300

	Leisure Facilities (4.97%)
1,000,000	Vail Resorts, Inc.	19,491,425	127,990,000

	Specialty Stores (2.52%)
325,000	Tiffany & Co.	10,043,985	24,794,250
470,000	Tractor Supply Co.	15,318,542	40,185,000

		25,362,527	64,979,250

Total Consumer Discretionary		106,342,917	361,567,284

Consumer Staples (0.42%)

	Food Distributors (0.42%)
275,000	United Natural Foods, Inc. [1]	14,611,786	10,824,000

Energy (1.94%)

	Oil & Gas Exploration & Production (0.69%)
191,500	Concho Resources, Inc. [1]	8,356,200	17,782,690

	Oil & Gas Storage & Transportation (1.25%)
434,746	Shell Midstream Partners, L.P.	9,999,158	18,050,654
585,719	Tallgrass Energy GP LP	16,985,851	9,353,932
134,934	Western Gas Equity Partners LP	2,968,548	4,896,755

		29,953,557	32,301,341

Total Energy		38,309,757	50,084,031

Shares		Cost	Value

Common Stocks (continued)

Financials (17.62%)

	Asset Management & Custody Banks (0.94%)
340,000	T. Rowe Price Group, Inc.	$8,891,795	$24,306,600

	Investment Banking & Brokerage (3.26%)
2,550,000	The Charles Schwab Corp.	2,490,234	83,971,500

	Office REITs (1.07%)
71,714	Alexander’s, Inc. [4]	3,286,079	27,546,065

	Property & Casualty Insurance (3.52%)
1,300,000	Arch Capital Group Ltd. [1,2]	14,150,604	90,675,000

	Real Estate Services (2.62%)
1,950,000	CBRE Group, Inc., Cl A [1]	25,633,716	67,431,000

	Regional Banks (1.15%)
450,000	First Republic Bank	13,544,042	29,727,000

	Specialized Finance (3.13%)
495,000	FactSet Research Systems, Inc.	27,063,232	80,472,150

	Specialized REITs (1.93%)
164,505	Equinix, Inc.	13,161,577	49,746,312

Total Financials		108,221,279	453,875,627

Health Care (22.81%)

	Health Care Distributors (2.15%)
350,000	Henry Schein, Inc. [1]	9,382,832	55,366,500

	Health Care Equipment (4.61%)
1,630,000	IDEXX Laboratories, Inc. [1]	32,146,764	118,859,600

	Health Care Facilities (1.04%)
225,000	Universal Health Services, Inc., Cl B	12,887,113	26,885,250

	Health Care Supplies (2.93%)
230,000	The Cooper Companies, Inc.	29,472,476	30,866,000
740,000	West Pharmaceutical Services, Inc.	33,583,774	44,562,800

		63,056,250	75,428,800

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Technology (1.41%)
150,000	Cerner Corp. [1]	$3,255,767	$9,025,500
1,599,608	Inovalon Holdings, Inc., CI A [1]	45,229,518	27,193,336

		48,485,285	36,218,836
	Life Sciences Tools & Services (9.29%)
235,000	Bio-Techne Corp.	24,814,673	21,150,000
525,000	Illumina, Inc. [1]	22,887,377	100,771,125
250,000	Mettler-Toledo International, Inc. [1]	15,496,167	84,782,500
475,000	Quintiles Transnational Holdings, Inc. [1]	23,096,682	32,613,500

		86,294,899	239,317,125
	Pharmaceuticals (1.38%)
245,000	Perrigo Co. plc [2]	36,884,886	35,451,500

Total Health Care		289,138,029	587,527,611

Industrials (16.14%)

	Construction Machinery & Heavy Trucks (1.53%)
90,000	WABCO Holdings, Inc. [1]	10,455,704	9,203,400
425,000	Westinghouse Air Brake Technologies Corporation	28,502,302	30,226,000

		38,958,006	39,429,400
	Environmental & Facilities Services (0.51%)
110,000	Stericycle, Inc. [1]	3,048,782	13,266,000

	Human Resource & Employment Services (2.74%)
550,000	Towers Watson & Co., Cl A	63,047,992	70,653,000

	Industrial Conglomerates (1.99%)
270,000	Roper Technologies Inc.	22,869,631	51,243,300

	Industrial Machinery (2.78%)
400,000	IDEX Corporation	29,079,085	30,644,000
380,000	The Middleby Corp. [1]	18,941,305	40,990,600

		48,020,390	71,634,600
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)

	Research & Consulting Services (5.24%)
750,000	Nielsen Holdings PLC [2]	$17,797,011	$34,950,000
1,300,000	Verisk Analytics, Inc. [1]	33,418,943	99,944,000

		51,215,954	134,894,000
	Trading Companies & Distributors (1.35%)
850,000	Fastenal Co.	15,216,173	34,697,000

Total Industrials		242,376,928	415,817,300

Information Technology (20.70%)

	Application Software (7.95%)
550,000	ANSYS, Inc. [1]	14,771,000	50,875,000
200,000	CDK Global, Inc.	9,896,922	9,494,000
1,150,000	Guidewire Software, Inc. [1]	55,208,131	69,184,000
725,000	Mobileye N.V. [1,2]	25,944,282	30,653,000
652,000	SS&C Technologies Holdings, Inc.	36,761,317	44,512,040

		142,581,652	204,718,040
	Data Processing & Outsourced Services (3.19%)
575,000	FleetCor Technologies, Inc. [1]	20,969,885	82,184,750

	Internet Software & Services (4.10%)
155,000	LinkedIn Corp., Cl A [1]	8,240,401	34,887,400
585,000	Verisign, Inc. [1]	26,791,865	51,105,600
350,000	Zillow Group, Inc., Cl A [1]	10,419,626	9,114,000
450,000	Zillow Group, Inc., CI C [1]	13,576,575	10,566,000

		59,028,467	105,673,000

	IT Consulting & Other Services (5.46%)
1,550,000	Gartner, Inc. [1]	33,739,350	140,585,000

Total Information Technology		256,319,354	533,160,790

Materials (0.89%)

	Industrial Gases (0.89%)
165,000	Airgas, Inc.	10,777,584	22,822,800

Telecommunication Services (2.86%)

	Wireless Telecommunication Services (2.86%)
700,000	SBA Communications Corp., Cl A [1]	20,275,863	73,549,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Utilities (0.17%)

	Renewable Electricity (0.17%)
833,333	TerraForm Global, Inc., Cl A [3,5]	$12,500,000	$4,383,332

Total Common Stocks		1,098,873,497	2,513,611,775

Private Equity Investments (0.23%)

Financials (0.23%)

	Asset Management & Custody Banks (0.23%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	5,997,789

Principal Amount

Short Term Investments (2.23%)

$57,532,192	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $57,532,384; (Fully collateralized by $30,530,000 U.S. Treasury Bond, 7.625% due 2/15/2025; Market value - $45,069,913 and $13,580,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $13,613,950) [5]	57,532,192	57,532,192

Total Investments (100.05%)		$1,156,405,689	2,577,141,756

Liabilities Less Cash and Other Assets (-0.05%)			(1,341,135)

Net Assets			$2,575,800,621

Retail Shares (Equivalent to $57.14 per share based on 32,130,048 shares outstanding)			$1,835,874,821

Institutional Shares (Equivalent to $58.55 per share based on 12,637,621 shares outstanding)			$739,925,800

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2015, the market value of restricted and fair valued securities amounted to $10,381,121 or 0.40% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (100.05%)

Consumer Discretionary (23.48%)

	Apparel, Accessories & Luxury Goods (4.40%)
3,600,000	Under Armour, Inc., Cl A [1]	$28,275,536	$290,196,000

	Automotive Retail (0.26%)
400,000	Penske Automotive Group, Inc.	6,419,695	16,936,000

	Casinos & Gaming (2.12%)
3,870,620	Penn National Gaming, Inc. [1]	33,038,240	62,007,333
2,502,267	Pinnacle Entertainment, Inc. [1]	39,163,343	77,870,549

		72,201,583	139,877,882
	Department Stores (0.14%)
730,000	Hudson’s Bay Co. (Canada) [2]	12,522,128	9,549,035

	Education Services (3.05%)
2,257,170	Bright Horizons Family Solutions, Inc. [1]	74,787,601	150,778,956
2,464,946	Nord Anglia Education, Inc. [1,2]	46,800,797	49,989,105

		121,588,398	200,768,061

	Hotels, Resorts & Cruise Lines (4.17%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	151,608,075
271,739	Diamond Resorts International, Inc. [1]	3,804,346	6,932,062
1,809,009	Interval Leisure Group, Inc.	32,711,715	28,238,630
1,550,000	Marriott Vacations Worldwide Corp.	84,481,603	88,272,500

		194,059,120	275,051,267

	Leisure Facilities (4.77%)
1,380,000	ClubCorp Holdings, Inc.	25,948,652	25,212,600
2,064,800	Vail Resorts, Inc. [4]	59,870,980	264,273,752
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	24,499,216

		101,361,735	313,985,568

	Movies & Entertainment (1.48%)
5,465,000	Manchester United plc, Cl A [2]	77,397,834	97,331,650

	Restaurants (1.33%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	87,651,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Specialty Stores (1.76%)
3,275,000	Dick’s Sporting Goods, Inc.	$54,457,706	$115,771,250

Total Consumer Discretionary		683,886,486	1,547,117,713

Consumer Staples (6.15%)

	Brewers (0.73%)
240,000	The Boston Beer Co., Inc., Cl A [1]	39,093,982	48,458,400

	Food Distributors (1.21%)
1,181,677	Performance Food Group Co. [1]	22,572,664	27,344,006
1,325,681	United Natural Foods, Inc. [1]	53,675,287	52,178,804

		76,247,951	79,522,810

	Food Retail (0.89%)
3,208,653	Smart & Final Stores, Inc. [1]	56,128,725	58,429,571

	Household Products (1.83%)
1,423,667	Church & Dwight Co., Inc.	25,941,571	120,840,855

	Packaged Foods & Meats (1.49%)
1,250,000	TreeHouse Foods, Inc. [1]	48,662,036	98,075,000

Total Consumer Staples		246,074,265	405,326,636

Financials (24.56%)

	Asset Management & Custody Banks (4.08%)
637,134	Artisan Partners Asset Management, Inc., Cl A	23,866,988	22,975,052
2,075,000	The Carlyle Group	45,965,375	32,411,500
2,175,000	Cohen & Steers, Inc.	56,371,912	66,294,000
2,302,818	Financial Engines, Inc.	66,477,436	77,535,882
1,455,195	Oaktree Capital Group, LLC	65,648,565	69,441,905

		258,330,276	268,658,339

	Diversified REITs (0.41%)
712,000	American Assets Trust, Inc.	13,584,759	27,305,200

	Hotel & Resort REITs (0.29%)
750,000	LaSalle Hotel Properties	15,806,252	18,870,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)

	Investment Banking & Brokerage (0.87%)
1,027,064	Moelis & Co., Cl A	$30,082,105	$29,969,728
1,202,936	Virtu Financial, Inc., Cl A	24,650,068	27,234,471

		54,732,173	57,204,199

	Life & Health Insurance (1.94%)
2,700,000	Primerica, Inc. [4]	65,591,464	127,521,000

	Office REITs (2.53%)
134,000	Alexander’s, Inc. [5]	28,025,461	51,470,740
3,700,000	Douglas Emmett, Inc.	50,549,820	115,366,000

		78,575,281	166,836,740

	Property & Casualty Insurance (4.18%)
3,950,000	Arch Capital Group Ltd. [1,2]	38,581,866	275,512,500

	Specialized Finance (7.76%)
1,600,000	FactSet Research Systems, Inc.	80,624,740	260,112,000
1,200,000	Morningstar, Inc.	31,380,846	96,492,000
2,150,000	MSCI, Inc.	42,521,078	155,079,500

		154,526,664	511,683,500

	Specialized REITs (2.50%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,962,881	67,770,000
3,496,074	Gaming and Leisure Properties, Inc.	89,395,106	97,190,857

		117,357,987	164,960,857

Total Financials		797,086,722	1,618,552,335

Health Care (10.33%)

	Biotechnology (0.46%)
600,000	ACADIA Pharmaceuticals, Inc. [1]	15,387,424	21,390,000
200,000	Juno Therapeutics, Inc. [1]	8,293,584	8,794,000

		23,681,008	30,184,000

	Health Care Equipment (2.94%)
2,232,804	ConforMIS, Inc. [1,4]	41,741,868	38,605,181
300,000	Edwards Lifesciences Corp. [1]	1,984,334	23,694,000
1,800,000	IDEXX Laboratories, Inc. [1]	28,558,026	131,256,000

		72,284,228	193,555,181

	Health Care Facilities (0.48%)
1,200,000	Community Health Systems, Inc. [1]	16,474,088	31,836,000
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Services (0.44%)
850,000	Diplomat Pharmacy, Inc. [1]	$25,022,222	$29,087,000

	Health Care Supplies (1.23%)
365,038	Neogen Corp. [1]	8,075,677	20,631,948
1,000,000	West Pharmaceutical Services, Inc.	34,882,531	60,220,000

		42,958,208	80,851,948

	Health Care Technology (0.90%)
3,474,094	Inovalon Holdings, Inc., CI A [1]	78,898,541	59,059,598

	Life Sciences Tools & Services (3.88%)
960,943	Bio-Techne Corporation	54,172,122	86,484,870
500,000	Mettler-Toledo International, Inc. [1]	24,221,181	169,565,000

		78,393,303	256,049,870

Total Health Care		337,711,598	680,623,597

Industrials (10.12%)

	Building Products (3.38%)
1,700,000	CaesarStone Sdot-Yam Ltd. [1,2]	30,268,064	73,678,000
1,498,500	Masonite International Corp. [1,2]	84,509,238	91,753,155
1,500,000	Trex Company, Inc. [1]	55,878,426	57,060,000

		170,655,728	222,491,155

	Electrical Components & Equipment (0.36%)
800,000	Generac Holdings, Inc. [1]	3,874,400	23,816,000

	Industrial Machinery (4.35%)
600,000	Colfax Corp. [1]	12,966,412	14,010,000
2,525,000	The Middleby Corp. [1]	73,694,675	272,371,750

		86,661,087	286,381,750

	Railroads (0.67%)
827,965	Genesee & Wyoming, Inc., Cl A [1]	11,936,867	44,453,441

	Research & Consulting Services (0.45%)
250,000	IHS, Inc., Cl A [1]	10,136,469	29,607,500

	Trading Companies & Distributors (0.91%)
1,800,000	Air Lease Corp.	42,604,899	60,264,000

Total Industrials		325,869,450	667,013,846

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (20.74%)

	Application Software (7.75%)
1,850,000	ANSYS, Inc. [1]	$44,326,673	$171,125,000
1,198,796	Guidewire Software, Inc. [1]	39,188,028	72,119,567
2,050,000	Pegasystems, Inc.	30,623,203	56,375,000
3,087,713	SS&C Technologies Holdings, Inc.	52,369,848	210,798,166

		166,507,752	510,417,733

	Data Processing & Outsourced Services (2.56%)
3,000,000	MAXIMUS, Inc.	57,528,621	168,750,000

	Electronic Equipment & Instruments (0.58%)
475,000	FEI Company	17,409,467	37,900,250

	Internet Software & Services (4.42%)
2,324,374	Benefitfocus, Inc. [1,4]	86,529,482	84,583,970
999,653	CoStar Group, Inc. [1]	44,116,616	206,618,278

		130,646,098	291,202,248

	IT Consulting & Other Services (5.43%)
3,300,000	Booz Allen Hamilton Holding Corp.	38,716,864	101,805,000
2,825,000	Gartner, Inc. [1]	45,240,023	256,227,500

		83,956,887	358,032,500

Total Information Technology		456,048,825	1,366,302,731

Telecommunication Services (0.96%)

	Alternative Carriers (0.96%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	63,019,805

Utilities (3.71%)

	Electric Utilities (3.71%)
6,225,000	ITC Holdings Corp.	61,158,149	244,331,250

Total Common Stocks		2,953,545,466	6,592,287,913

Preferred Stocks (0.19%)

Telecommunication Services (0.19%)

	Alternative Carriers (0.19%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	10,268,500	12,695,563

Shares		Cost	Value

Private Equity Investments (0.03%)

Financials (0.03%)

	Asset Management & Custody Banks (0.03%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	$0	$2,018,898

Principal Amount

Short Term Investments (1.06%)

Repurchase Agreement (1.06%)
$69,612,984	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $69,613,216; (Fully collateralized by $69,445,000 U.S. Treasury Note, 2.50% due 5/15/2024; Market value - $71,007,513) [6]	69,612,984	69,612,984

Total Investments (101.33%)		$3,033,426,950	6,676,615,358

Liabilities Less Cash and Other Assets (-1.33%)			(87,425,152)

Net Assets			$6,589,190,206

Retail Shares (Equivalent to $63.22 per share based on 53,136,171 shares outstanding)			$3,359,287,064

Institutional Shares (Equivalent to $64.31 per share based on 50,222,869 shares outstanding)			$3,229,903,142

___________________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2015, the market value of restricted and fair valued securities amounted to $2,018,897 or 0.03% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.28%)

Consumer Discretionary (17.45%)

	Apparel, Accessories & Luxury Goods (0.17%)
1,000,000	Iconix Brand Group, Inc. [1]	$13,401,421	$6,830,000

	Automotive Retail (0.73%)
450,000	Monro Muffler Brake, Inc.	23,776,386	29,799,000

	Broadcasting (1.41%)
300,000	Liberty Media Corporation, Cl A [1]	860,747	11,775,000
1,200,000	Liberty Media Corporation, Cl C [1]	3,543,461	45,696,000

		4,404,208	57,471,000

	Cable & Satellite (1.08%)
150,000	Liberty Broadband Corp., Cl A [1]	621,054	7,747,500
300,000	Liberty Broadband Corp., Cl C [1]	1,184,602	15,558,000
1,000,000	MSG Networks, Inc., Cl A [1]	7,003,117	20,800,000

		8,808,773	44,105,500

	Casinos & Gaming (1.18%)
3,000,000	Penn National Gaming, Inc. [1]	17,926,778	48,060,000

	Education Services (6.24%)
2,300,000	Bright Horizons Family Solutions, Inc. [1]	78,228,767	153,640,000
1,750,000	Houghton Mifflin Harcourt Company [1]	41,783,170	38,115,000
3,048,385	Nord Anglia Education, Inc. [1,2]	55,912,861	61,821,248

		175,924,798	253,576,248

	Homefurnishing Retail (1.48%)
1,350,000	Mattress Firm Holding Corp. [1]	33,866,625	60,250,500

	Movies & Entertainment (1.33%)
333,333	The Madison Square Garden Company, Cl A [1]	17,997,300	53,933,279

	Restaurants (2.89%)
1,050,000	BJ’s Restaurants, Inc. [1]	38,592,640	45,643,500
950,000	The Cheesecake Factory, Inc.	18,719,871	43,804,500
1,750,000	Del Frisco’s Restaurant Group, Inc. [1,3]	35,951,002	28,035,000

		93,263,513	117,483,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Specialty Stores (0.94%)
1,500,000	The Container Store Group, Inc. [1]	$48,706,646	$12,300,000
2,000,000	Party City Holdco, Inc. [1]	31,024,831	25,820,000

		79,731,477	38,120,000

Total Consumer Discretionary		469,101,279	709,628,527

Consumer Staples (1.79%)

	Food Distributors (1.79%)
2,000,000	The Chefs’ Warehouse, Inc. [1,3]	31,942,898	33,360,000
1,000,000	United Natural Foods, Inc. [1]	40,567,940	39,360,000

Total Consumer Staples		72,510,838	72,720,000

Energy (4.06%)

	Oil & Gas Equipment & Services (0.67%)
250,000	Core Laboratories N.V. [2]	9,239,508	27,185,000

	Oil & Gas Storage & Transportation (3.39%)
750,000	Columbia Pipeline Partners LP	18,334,868	13,110,000
500,000	Dominion Midstream Partners, L.P.	10,628,771	15,330,000
800,000	PBF Logistics LP	20,465,744	17,088,000
5,000,000	Scorpio Tankers Inc. [2]	42,287,905	40,100,000
1,000,000	Valero Energy Partners LP	33,705,253	51,610,000
22,250	Western Refining Logistics, LP	489,500	545,793

		125,912,041	137,783,793

Total Energy		135,151,549	164,968,793

Financials (8.84%)

	Asset Management & Custody Banks (1.91%)
750,000	Artisan Partners Asset Management, Inc., Cl A	28,065,352	27,045,000
1,500,000	Financial Engines, Inc.	23,268,546	50,505,000

		51,333,898	77,550,000

	Hotel & Resort REITs (0.77%)
1,250,000	Chesapeake Lodging Trust	21,043,544	31,450,000

	Investment Banking & Brokerage (0.90%)
1,250,000	Moelis & Co., Cl A	34,517,401	36,475,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)

	Office REITs (0.62%)
225,000	SL Green Realty Corp.	$4,808,931	$25,420,500

	Real Estate Services (0.85%)
1,000,000	CBRE Group, Inc., Cl A [1]	4,648,855	34,580,000

	Specialized REITs (2.99%)
150,000	Equinix, Inc.	7,945,872	45,360,000
2,750,000	Gaming and Leisure Properties, Inc.	54,427,945	76,450,000

		62,373,817	121,810,000
	Thrifts & Mortgage Finance (0.80%)
1,480,950	Essent Group, Ltd. [1,2]	30,375,123	32,417,995

Total Financials		209,101,569	359,703,495

Health Care (18.18%)

	Health Care Equipment (5.46%)
700,000	Cantel Medical Corp.	29,626,773	43,498,000
1,025,000	DexCom, Inc. [1]	13,923,613	83,947,500
1,300,000	IDEXX Laboratories, Inc. [1]	20,973,323	94,796,000

		64,523,709	222,241,500

	Health Care Facilities (0.82%)
1,800,000	Brookdale Senior Living, Inc. [1]	27,240,267	33,228,000

	Health Care Services (1.33%)
1,000,000	Diplomat Pharmacy, Inc. [1]	28,926,937	34,220,000
750,000	ExamWorks Group, Inc. [1]	25,598,482	19,950,000

		54,525,419	54,170,000

	Health Care Supplies (0.65%)
1,750,000	The Spectranetics Corporation [1]	50,481,062	26,355,000

	Health Care Technology (1.55%)
2,000,000	Press Ganey Holdings, Inc. [1]	54,404,371	63,100,000

	Life Sciences Tools & Services (6.44%)
1,000,000	ICON plc [1,2]	29,731,027	77,700,000
1,425,000	INC Research Holdings, Inc., Cl A [1]	36,674,976	69,126,750
200,000	Mettler-Toledo International, Inc. [1]	10,975,120	67,826,000
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (continued)
1,040,200	PRA Health Sciences, Inc. [1]	$20,740,866	$47,089,854

		98,121,989	261,742,604

	Managed Health Care (0.85%)
1,384,271	HealthEquity, Inc. [1]	25,010,140	34,703,674

	Pharmaceuticals (1.08%)
1,750,000	Catalent, Inc. [1]	42,423,953	43,802,500

Total Health Care		416,730,910	739,343,278

Industrials (17.45%)

	Aerospace & Defense (4.79%)
1,500,000	DigitalGlobe, Inc. [1]	43,193,988	23,490,000
750,000	TransDigm Group, Inc. [1]	315,758	171,337,500

		43,509,746	194,827,500

	Building Products (0.41%)
1,500,000	Builders FirstSource, Inc. [1]	19,304,655	16,620,000

	Diversified Support Services (0.64%)
750,000	Healthcare Services Group, Inc.	22,923,876	26,152,500

	Electrical Components & Equipment (4.17%)
725,000	Acuity Brands, Inc.	38,275,050	169,505,000

	Environmental & Facilities Services (2.98%)
2,150,000	Waste Connections, Inc.	37,813,045	121,088,000

	Human Resource & Employment Services (2.49%)
2,250,000	On Assignment, Inc. [1]	59,412,815	101,137,500

	Industrial Machinery (1.74%)
600,000	Nordson Corp.	17,760,859	38,490,000
500,000	RBC Bearings, Inc. [1]	33,469,117	32,295,000

		51,229,976	70,785,000

	Office Services & Supplies (0.23%)
500,000	Interface, Inc.	6,676,118	9,570,000

Total Industrials		279,145,281	709,685,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (20.21%)

	Application Software (7.30%)
2,400,000	ACI Worldwide, Inc. [1]	$28,606,283	$51,360,000
750,000	Aspen Technology, Inc. [1]	30,010,637	28,320,000
1,500,000	Guidewire Software, Inc. [1]	40,880,643	90,240,000
650,000	The Ultimate Software Group, Inc. [1]	15,149,427	127,081,500

		114,646,990	297,001,500

	Data Processing & Outsourced Services (3.63%)
600,000	FleetCor Technologies, Inc. [1]	14,502,610	85,758,000
700,000	WEX Inc. [1]	35,700,494	61,880,000

		50,203,104	147,638,000

	Electronic Equipment & Instruments (2.52%)
1,500,000	Cognex Corp.	26,038,193	50,655,000
650,000	FEI Company	24,968,068	51,863,500

		51,006,261	102,518,500

	Internet Software & Services (0.51%)
500,000	comScore, Inc. [1]	17,696,566	20,575,000

	IT Consulting & Other Services (4.99%)
1,250,000	Acxiom Corp. [1]	28,143,704	26,150,000
1,950,000	Gartner, Inc. [1]	35,248,794	176,865,000

		63,392,498	203,015,000

	Technology Hardware, Storage & Peripherals (1.26%)
1,100,000	Electronics For Imaging, Inc. [1]	46,735,680	51,414,000

Total Information Technology		343,681,099	822,162,000

Materials (5.17%)

	Commodity Chemicals (0.27%)
500,000	Westlake Chemical Partners LP	12,954,988	11,090,000

	Construction Materials (1.13%)
2,283,750	Summit Materials, Inc., Cl A [1]	47,641,319	45,766,350

	Diversified Metals & Mining (0.86%)
3,250,000	Ferroglobe plc (formerly, Globe Specialty Metals, Inc.) [2]	33,926,777	34,937,500
Shares		Cost	Value

Common Stocks (continued)

Materials (continued)

	Metal & Glass Containers (1.78%)
2,000,000	Berry Plastics Group, Inc. [1]	$31,852,147	$72,360,000

	Specialty Chemicals (1.13%)
2,350,000	Flotek Industries, Inc. [1]	44,721,386	26,884,000
1,500,000	Platform Specialty Products Corp. [1]	24,525,000	19,245,000

		69,246,386	46,129,000

Total Materials		195,621,617	210,282,850

Telecommunication Services (4.48%)

	Wireless Telecommunication Services (4.48%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2,4]	30,976,387	51,006,693
1,250,000	SBA Communications Corp., Cl A [1]	5,066,953	131,337,500

Total Telecommunication Services		36,043,340	182,344,193

Utilities (0.65%)

	Electric Utilities (0.65%)
675,000	ITC Holdings Corp.	9,427,959	26,493,750

Total Common Stocks		2,166,515,441	3,997,332,386

Principal Amount

Short Term Investments (1.72%)

Repurchase Agreement (1.72%)
$69,761,323	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $69,761,555; (Fully collateralized by $25,360,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $25,423,400) and $44,730,000 U.S. Treasury Note, 2.50% due 5/15/2024; Market value - $45,736,425) [4]	69,761,323	69,761,323

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

	Cost	Value

Total Investments (100.00%)	$2,236,276,764	$4,067,093,709

Liabilities Less Cash and Other Assets (0.00%)		(83,866)

Net Assets		$4,067,009,843

Retail Shares (Equivalent to $28.19 per share based on 79,173,500 shares outstanding)		$2,231,645,913

Institutional Shares (Equivalent to $28.77 per share based on 63,785,370 shares outstanding)		$1,835,363,930

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (103.96%)

Consumer Discretionary (19.74%)

	Apparel, Accessories & Luxury Goods (1.12%)
43,000	Under Armour, Inc., Cl A [1]	$1,224,227	$3,466,230

	Automobile Manufacturers (3.47%)
45,000	Tesla Motors, Inc. [1]	9,450,240	10,800,450

	Automotive Retail (1.01%)
58,000	CarMax, Inc. [1]	1,194,881	3,130,260

	Homefurnishing Retail (1.28%)
50,000	Restoration Hardware Holdings, Inc. [1]	2,951,374	3,972,500

	Internet Retail (10.28%)
22,400	Amazon.com, Inc. [1]	8,207,530	15,139,936
70,500	Netflix, Inc. [1]	2,901,096	8,063,790
6,876	The Priceline Group, Inc. [1]	2,427,404	8,766,556

		13,536,030	31,970,282

	Movies & Entertainment (2.58%)
450,501	Manchester United plc, Cl A [2]	7,499,902	8,023,423

Total Consumer Discretionary		35,856,654	61,363,145

Energy (1.44%)

	Oil & Gas Exploration & Production (1.44%)
48,250	Concho Resources, Inc. [1]	4,492,229	4,480,495

Financials (7.67%)

	Investment Banking & Brokerage (3.00%)
283,500	The Charles Schwab Corp.	8,638,701	9,335,655

	Specialized Finance (1.36%)
38,000	MarketAxess Holdings, Inc.	3,827,142	4,240,420

	Specialized REITs (3.31%)
34,000	Equinix, Inc.	846,568	10,281,600

Total Financials		13,312,411	23,857,675

Shares		Cost	Value

Common Stocks (continued)

Health Care (10.47%)

	Biotechnology (1.64%)
26,700	Alexion Pharmaceuticals, Inc. [1]	$4,695,202	$5,093,025

	Health Care Technology (3.55%)
41,500	athenahealth, Inc. [1]	5,653,477	6,680,255
257,000	Inovalon Holdings, Inc., CI A [1]	6,192,395	4,369,000

		11,845,872	11,049,255

	Life Sciences Tools & Services (4.35%)
70,415	Illumina, Inc. [1]	5,255,417	13,515,807

	Managed Health Care (0.93%)
114,954	HealthEquity, Inc. [1]	2,035,994	2,881,897

Total Health Care		23,832,485	32,539,984

Industrials (6.03%)

	Human Resource & Employment Services (1.65%)
40,000	Towers Watson & Co., Cl A	5,215,652	5,138,400

	Industrial Machinery (1.27%)
36,600	The Middleby Corp. [1]	1,767,157	3,948,042

	Research & Consulting Services (3.11%)
125,800	Verisk Analytics, Inc. [1]	6,084,678	9,671,504

Total Industrials		13,067,487	18,757,946

Information Technology (55.97%)

	Application Software (14.14%)
108,250	ANSYS, Inc. [1]	3,138,344	10,013,125
85,500	Aspen Technology, Inc. [1]	3,382,740	3,228,480
316,500	Guidewire Software, Inc. [1]	8,644,897	19,040,640
103,000	Mobileye N.V. [1,2]	4,449,392	4,354,840
93,500	salesforce.com, Inc. [1]	5,697,644	7,330,400

		25,313,017	43,967,485

	Data Processing & Outsourced Services (2.90%)
92,500	MasterCard, Inc., Cl A	7,997,536	9,005,800

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (24.23%)
88,200	Alibaba Group Holding Ltd., ADR [1,2]	$6,256,156	$7,168,014
11,800	Alphabet, Inc., Cl A, (formerly, Google, Inc., Cl A) [1]	7,141,371	9,180,518
12,000	Alphabet, Inc., Cl C, (formerly, Google, Inc., Cl C) [1]	7,462,772	9,106,560
248,214	Benefitfocus, Inc. [1]	10,267,458	9,032,507
73,793	CoStar Group, Inc. [1]	5,186,361	15,252,275
127,000	Facebook, Inc., Cl A [1]	8,812,552	13,291,820
744,925	JUST EAT plc (United Kingdom) [1,2]	3,564,383	5,421,658
22,200	LinkedIn Corp., Cl A [1]	3,957,496	4,996,776
26,000	Zillow Group, Inc., Cl A [1]	454,163	677,040
52,000	Zillow Group, Inc., Cl C [1]	969,708	1,220,960

		54,072,420	75,348,128

	IT Consulting & Other Services (7.22%)
376,000	Acxiom Corp. [1]	6,011,813	7,865,920
160,644	Gartner, Inc. [1]	2,411,317	14,570,411

		8,423,130	22,436,331

	Semiconductors (1.59%)
117,200	Mellanox Technologies Ltd. [1,2]	4,745,709	4,938,808

	Systems Software (5.89%)
180,000	FireEye, Inc. [1]	5,500,455	3,733,200
65,000	Qualys, Inc. [1]	2,065,890	2,150,850
84,000	Red Hat, Inc. [1]	3,839,823	6,956,040
63,400	ServiceNow, Inc. [1]	4,604,405	5,487,904

		16,010,573	18,327,994

Total Information Technology		116,562,385	174,024,546

Telecommunication Services (2.11%)

	Wireless Telecommunication Services (2.11%)
62,500	SBA Communications Corp., Cl A [1]	209,038	6,566,875

Utilities (0.53%)

	Renewable Electricity (0.53%)
315,789	TerraForm Global, Inc., Cl A [3,4]	4,500,000	1,661,050

Total Common Stocks		211,832,689	323,251,716

Principal Amount		Cost	Value

Short Term Investments (1.29%)

$3,994,609	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $3,994,623; (Fully collateralized by $3,985,000 U.S. Treasury Note, 2.50% due 5/15/2024; Market value - $4,074,663) [4]	$3,994,609	$3,994,609

Total Investments (105.25%)		$215,827,298	327,246,325

Liabilities Less Cash and Other Assets (-5.25%)			(16,319,213)

Net Assets			$310,927,112

Retail Shares (Equivalent to $16.64 per share based on 14,281,025 shares outstanding)			$237,571,761

Institutional Shares (Equivalent to $17.00 per share based on 4,315,520 shares outstanding)			$73,355,351

______________________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2015, the market value of restricted and fair valued securities amounted to $1,661,050 or 0.53% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.26%)

Consumer Discretionary (25.00%)

	Apparel, Accessories & Luxury Goods (1.50%)
32,238	Under Armour, Inc., Cl A [1]	$2,724,998	$2,598,705

	Cable & Satellite (1.94%)
24,450	Naspers Limited, Cl N (South Africa) [2]	3,602,327	3,351,697

	Internet Retail (16.12%)
29,201	Amazon.com, Inc. [1]	7,658,239	19,736,664
57,080	Ctrip.com International Ltd., ADR [1,2]	1,434,707	2,644,517
4,337	The Priceline Group, Inc. [1]	2,941,040	5,529,458

		12,033,986	27,910,639

	Restaurants (5.44%)
106,883	Starbucks Corp.	3,353,035	6,416,186
41,211	YUM! Brands, Inc.	2,639,634	3,010,464

		5,992,669	9,426,650

Total Consumer Discretionary		24,353,980	43,287,691

Consumer Staples (1.09%)

	Hypermarkets & Super Centers (1.09%)
11,648	Costco Wholesale Corp.	835,362	1,881,152

Energy (2.41%)

	Oil & Gas Exploration & Production (0.99%)
18,548	Concho Resources, Inc. [1]	1,774,387	1,722,367

	Oil & Gas Storage & Transportation (1.42%)
59,206	Shell Midstream Partners, L.P.	1,640,792	2,458,233

Total Energy		3,415,179	4,180,600

Financials (9.38%)

	Diversified Real Estate Activities (2.57%)
141,066	Brookfield Asset Management, Inc., Cl A [2]	3,559,949	4,447,811

	Investment Banking & Brokerage (1.54%)
80,999	The Charles Schwab Corp.	2,321,024	2,667,297

	Specialized Finance (1.86%)
35,570	CME Group, Inc.	2,088,336	3,222,642

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)

	Specialized REITs (3.41%)
19,555	Equinix, Inc.	$3,178,515	$5,913,432

Total Financials		11,147,824	16,251,182

Health Care (12.54%)

	Biotechnology (6.03%)
23,243	Alexion Pharmaceuticals, Inc. [1]	3,803,503	4,433,602
9,671	Biogen, Inc. [1]	3,002,107	2,962,711
5,616	Regeneron Pharmaceuticals, Inc. [1]	1,686,704	3,048,758

		8,492,314	10,445,071

	Health Care Technology (1.05%)
11,275	athenahealth, Inc. [1]	1,747,211	1,814,937

	Life Sciences Tools & Services (3.74%)
33,727	Illumina, Inc. [1]	1,236,258	6,473,729

	Pharmaceuticals (1.72%)
9,512	Allergan plc [1,2]	2,880,367	2,972,500

Total Health Care		14,356,150	21,706,237

Industrials (2.67%)

	Research & Consulting Services (1.49%)
33,526	Verisk Analytics, Inc. [1]	1,392,841	2,577,479

	Trading Companies & Distributors (1.18%)
50,068	Fastenal Co.	1,630,676	2,043,776

Total Industrials		3,023,517	4,621,255

Information Technology (40.11%)

	Application Software (2.22%)
91,109	Mobileye N.V. [1,2]	4,133,319	3,852,089

	Data Processing & Outsourced Services (7.40%)
65,205	MasterCard, Inc., Cl A	3,418,562	6,348,359
83,299	Visa, Inc., Cl A	2,537,808	6,459,837

		5,956,370	12,808,196

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (21.00%)
84,857	Alibaba Group Holding Ltd., ADR [1,2]	$7,344,867	$6,896,329
5,019	Alphabet, Inc., Cl A, (formerly, Google, Inc., Cl A) [1]	1,256,798	3,904,832
11,899	Alphabet, Inc., Cl C, (formerly, Google, Inc., Cl C) [1]	5,368,763	9,029,913
105,155	Facebook, Inc., Cl A [1]	3,559,633	11,005,522
11,158	LinkedIn Corp., Cl A [1]	1,793,021	2,511,443
130,401	Twitter, Inc. [1]	4,370,663	3,017,479

		23,693,745	36,365,518

	Semiconductor Equipment (1.50%)
29,187	ASML Holding N.V. [2]	1,960,743	2,590,930

	Systems Software (4.61%)
166,223	FireEye, Inc. [1]	5,464,872	3,447,465
42,692	Red Hat, Inc. [1]	2,166,568	3,535,324
17,675	VMware, Inc., Cl A [1]	1,679,992	999,875

		9,311,432	7,982,664

	Technology Hardware, Storage & Peripherals (3.38%)
55,573	Apple, Inc.	2,186,665	5,849,614

Total Information Technology		47,242,274	69,449,011

Materials (1.40%)

	Fertilizers & Agricultural Chemicals (1.40%)
24,552	Monsanto Co.	1,879,080	2,418,863

Utilities (0.66%)

	Renewable Electricity (0.66%)
217,543	TerraForm Global, Inc., Cl A [3,4]	3,100,000	1,144,276

Total Common Stocks		109,353,366	164,940,267

Principal Amount		Cost	Value

Short Term Investments (7.19%)

$12,450,772	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $12,450,814; (Fully collateralized by $12,425,000 U.S. Treasury Note, 2.50% due 5/15/2024 Market value - $12,704,563) [4]	$12,450,772	$12,450,772

Total Investments (102.45%)		$121,804,138	177,391,039

Liabilities Less Cash and Other Assets (-2.45%)			(4,238,734)

Net Assets			$173,152,305

Retail Shares (Equivalent to $18.48 per share based on 4,408,777 shares outstanding)			$81,490,899

Institutional Shares (Equivalent to $18.71 per share based on 4,899,099 shares outstanding)			$91,661,406

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2015, the market value of restricted and fair valued securities amounted to $1,144,276 or 0.66% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.66%)

Consumer Discretionary (21.89%)

	Apparel Retail (0.41%)
13,000	Boot Barn Holdings, Inc. [1]	$192,679	$159,770

	Casinos & Gaming (3.95%)
50,000	Pinnacle Entertainment, Inc. [1]	1,225,692	1,556,000

	Education Services (2.83%)
55,000	Nord Anglia Education, Inc. [1,2]	1,184,313	1,115,400

	Leisure Facilities (1.86%)
40,000	ClubCorp Holdings, Inc.	720,636	730,800

	Movies & Entertainment (1.13%)
25,000	Manchester United plc, Cl A [2]	462,000	445,250

	Restaurants (10.14%)
12,500	Fiesta Restaurant Group, Inc. [1]	477,701	420,000
35,000	The Habit Restaurants, Inc., CI A [1]	755,483	807,100
55,000	Krispy Kreme Doughnuts, Inc. [1]	801,554	828,850
70,000	Wingstop, Inc. [1]	1,471,473	1,596,700
12,000	Zoe’s Kitchen, Inc. [1]	203,471	335,760

		3,709,682	3,988,410

	Specialty Stores (1.57%)
48,000	Party City Holdco, Inc. [1]	681,471	619,680

Total Consumer Discretionary		8,176,473	8,615,310

Consumer Staples (1.56%)

	Packaged Foods & Meats (1.56%)
700,000	Barfresh Food Group, Inc. [1]	370,070	612,500

Energy (1.31%)

	Oil & Gas Storage & Transportation (1.31%)
10,000	Valero Energy Partners LP	441,203	516,100

Financials (11.51%)

	Diversified REITs (2.24%)
23,000	American Assets Trust, Inc.	843,198	882,050
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)

	Hotel & Resort REITs (1.60%)
25,000	Chesapeake Lodging Trust	$770,973	$629,000

	Industrial REITs (1.87%)
45,000	Rexford Industrial Realty, Inc.	680,607	736,200

	Residential REITs (3.85%)
40,000	Education Realty Trust, Inc.	1,407,783	1,515,200

	Thrifts & Mortgage Finance (1.95%)
35,000	Essent Group, Ltd. [1,2]	944,695	766,150

Total Financials		4,647,256	4,528,600

Health Care (24.72%)

	Biotechnology (4.19%)
14,368	Cepheid [1]	495,471	524,863
12,200	Esperion Therapeutics, Inc. [1]	610,004	271,572
22,700	Foundation Medicine, Inc. [1]	494,355	478,062
6,404	Sage Therapeutics, Inc. [1]	333,568	373,353

		1,933,398	1,647,850

	Health Care Equipment (3.23%)
5,000	ConforMIS, Inc. [1]	111,140	86,450
20,200	Glaukos Corporation [1]	429,842	498,738
5,000	Inogen, Inc. [1]	182,797	200,450
38,000	Novadaq Technologies, Inc. [1,2]	459,702	484,120

		1,183,481	1,269,758

	Health Care Services (3.83%)
6,400	AMN Healthcare Services, Inc. [1]	165,996	198,720
49,200	ExamWorks Group, Inc. [1]	1,572,000	1,308,720

		1,737,996	1,507,440

	Health Care Supplies (3.47%)
110,000	Cerus Corp. [1]	591,968	695,200
44,488	The Spectranetics Corporation [1]	1,006,275	669,990

		1,598,243	1,365,190

	Health Care Technology (4.26%)
53,200	Press Ganey Holdings, Inc. [1]	1,353,021	1,678,460

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (1.19%)
9,628	INC Research Holdings, Inc., Cl A [1]	$178,118	$467,054

	Managed Health Care (0.99%)
15,500	HealthEquity, Inc. [1]	271,910	388,585

	Pharmaceuticals (3.56%)
10,000	Neos Therapeutics, Inc. [1]	150,230	143,200
12,000	Pacira Pharmaceuticals, Inc. [1]	605,030	921,480
32,400	TherapeuticsMD, Inc. [1]	148,629	335,988

		903,889	1,400,668

Total Health Care		9,160,056	9,725,005

Industrials (6.33%)

	Aerospace & Defense (1.91%)
29,700	DigitalGlobe, Inc. [1]	822,087	465,102
47,319	The KEYW Holding Corporation [1]	608,159	284,860

		1,430,246	749,962

	Building Products (1.65%)
15,000	CaesarStone Sdot-Yam Ltd. [1,2]	734,384	650,100

	Industrial Machinery (2.77%)
18,000	ESCO Technologies, Inc.	645,158	650,520
27,600	NN, Inc.	614,594	439,944

		1,259,752	1,090,464

Total Industrials		3,424,382	2,490,526

Information Technology (26.02%)

	Electronic Equipment & Instruments (0.77%)
4,660	Coherent, Inc. [1]	282,604	303,413

	Electronic Manufacturing Services (4.45%)
95,303	Mercury Systems, Inc. [1]	1,482,863	1,749,763

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (11.03%)
54,400	Amber Road, Inc. [1]	$703,310	$276,896
24,700	Benefitfocus, Inc. [1]	732,654	898,833
11,000	comScore, Inc. [1]	419,826	452,650
33,000	Envestnet, Inc. [1]	1,322,886	985,050
200,000	JUST EAT plc (United Kingdom) [1,2]	907,732	1,455,625
40,000	Quotient Technology, Inc. (formerly, Coupons.com, Incorporated) [1]	385,600	272,800

		4,472,008	4,341,854

	Semiconductors (4.16%)
40,000	M/A-COM Technology Solutions Holdings, Inc. [1]	1,303,791	1,635,600

	Systems Software (5.61%)
57,000	Qualys, Inc. [1]	1,449,985	1,886,130
17,000	Varonis Systems, Inc. [1]	340,487	319,600

		1,790,472	2,205,730

Total Information Technology		9,331,738	10,236,360

Materials (2.32%)

	Specialty Chemicals (2.32%)
80,000	Flotek Industries, Inc. [1]	923,887	915,200

Total Common Stocks		36,475,065	37,639,601

Warrants (0.25%)

Consumer Staples (0.25%)

	Packaged Foods & Meats (0.25%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,3,4]	0	99,000

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (4.78%)

Repurchase Agreement (4.78%)

$1,880,177	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2015, 0.03% due 1/4/2016; Proceeds at maturity - $1,880,183; (Fully collateralized by $1,300,000 U.S. Treasury Bond, 7.625% due 2/15/2025; Market value - $1,919,125) [4]	$1,880,177	$1,880,177

Total Investments (100.69%)		$38,355,242	39,618,778

Liabilities Less Cash and Other Assets (-0.69%)			(273,418)

Net Assets			$39,345,360

Retail Shares (Equivalent to $11.29 per share based on 1,500,674 shares outstanding)			$16,940,773

Institutional Shares (Equivalent to $11.35 per share based on 1,974,089 shares outstanding)			$22,404,587

________________________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2015, the market value of restricted and fair valued securities amounted to $99,000 or 0.25% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. R6 Shares for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron Fifth Avenue Growth Fund commenced operations on January 29, 2016 and, therefore, are not included in this report.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

December 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2015, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At December 31, 2015, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2015, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stocks
TerraForm Global, Inc.	8/5/2015	$4,383,332
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	5,997,789

Total Restricted Securities:		$10,381,121

(Cost $12,500,000) † (0.40% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$2,018,898

(Cost $0) (0.03% of Net Assets)
	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stocks
TerraForm Global, Inc.	6/9/2015	$1,661,050

(Cost $4,500,000) (0.53% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stocks
TerraForm Global, Inc.	6/9/2015	$1,144,276

(Cost $3,100,000) (0.66% of Net Assets)

Baron Funds	December 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. RESTRICTED SECURITIES (Continued)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value

Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$99,000

(Cost $0) (0.25% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$2,509,228,443	$4,383,332	$-	$2,513,611,775
Private Equity Investments	-	-	5,997,789	5,997,789
Short Term Investments	-	57,532,192	-	57,532,192

Total Investments	$2,509,228,443	$61,915,524	$5,997,789	$2,577,141,756

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2015.

	Baron Growth Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$6,592,287,913	$-	$-	$6,592,287,913
Preferred Stocks	-	12,695,563	-	12,695,563
Private Equity Investments	-	-	2,018,898	2,018,898
Short Term Investments	-	69,612,984	-	69,612,984

Total Investments	$6,592,287,913	$82,308,547	$2,018,898	$6,676,615,358

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2015.

†See Schedules of Investments for additional detailed categorizations.

December 31, 2015	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$3,946,325,693	$51,006,693	$-	$3,997,332,386
Short Term Investments	-	69,761,323	-	69,761,323

Total Investments	$3,946,325,693	$120,768,016	$-	$4,067,093,709

$51,006,693 was transferred out of Level 1 into Level 2 at December 31, 2015 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Opportunity Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$321,590,666	$1,661,050	$-	$323,251,716
Short Term Investments	-	3,994,609	-	3,994,609

Total Investments	$321,590,666	$5,655,659	$-	$327,246,325

$5,421,658 was transferred out of Level 2 into Level 1 at December 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Fifth Avenue Growth Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$163,795,991	$1,144,276	$-	$164,940,267
Short Term Investments	-	12,450,772	-	12,450,772

Total Investments	$163,795,991	$13,595,048	$-	$177,391,039

$3,351,697 was transferred out of Level 2 into Level 1 at December 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Discovery Fund

	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$37,639,601	$-	$-	$37,639,601
Warrants	-	99,000	-	99,000
Short Term Investments	-	1,880,177	-	1,880,177

Total Investments	$37,639,601	$1,979,177	$-	$39,618,778

$1,455,625 was transferred out of Level 2 into Level 1 at December 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2015

Private Equity Investments

Financials	$5,997,789	$-	$-	$-	$-	$-	$-	$-	$5,997,789	$-

Total	$5,997,789	$-	$-	$-	$-	$-	$-	$-	$5,997,789	$-

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2015

Private Equity Investments

Financials	$2,018,898	$-	$-	$-	$-	$-	$-	$-	$2,018,898	$-

Total	$2,018,898	$-	$-	$-	$-	$-	$-	$-	$2,018,898	$-

Baron Funds	December 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2015, the components of net assets on a tax basis were substantially as follows:

			Baron	Baron	Baron Fifth Avenue	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,156,405,689	$3,033,426,950	$2,236,276,764	$215,827,298	$121,804,138	$38,355,242

Gross tax unrealized appreciation	$1,469,378,107	$3,692,346,450	$1,987,481,812	$119,421,376	$62,791,441	$4,653,970
Gross tax unrealized depreciation	(48,642,040)	(49,158,042)	(156,664,867)	(8,002,349)	(7,204,540)	(3,390,434)

Net unrealized appreciation	$1,420,736,067	$3,643,188,408	$1,830,816,945	$111,419,027	$55,586,901	$1,263,536

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

				Net Change in
	Value at			Unrealized			Shares Held
	September	Purchase	Sales	Appreciation	Realized	Dividend	at December	Value at
Name of Issuer	30, 2015	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	31, 2015	December 31, 2015

“Affiliated” Company as of December 31, 2015:

Benefitfocus, Inc.	$72,636,688	$-	$-	$11,947,282	$-	$-	$ 2,324,374	$84,583,970
Choice Hotels International, Inc.	143,307,375	-	-	8,300,700	-	616,538	3,007,500	151,608,075
ConforMIS, Inc.	32,697,431	8,383,672	-	(2,475,922)	-	-	2,232,804	38,605,181
Iridium Communications, Inc.	46,084,638	-	-	16,935,167	-	-	7,493,437	63,019,805
Iridium Communications, Inc.,
Series B, 6.75%	10,021,645	-	-	2,673,918	-	173,281	41,074	12,695,563
Primerica, Inc.	121,689,000	-	-	5,832,000	-	432,000	2,700,000	127,521,000
Vail Resorts, Inc.	216,143,264	-	-	48,130,488	-	2,570,676	2,064,800	264,273,752

	$642,580,041	$8,383,672	$-	$91,343,633	$-	$3,792,495		$742,307,346

No Longer an “Affiliated” Company as of December 31, 2015:
AO World plc (United Kingdom)	$63,686,752	$-	$54,344,607	$35,972,971	$(45,315,116)	$-	-	$-

BARON SMALL CAP FUND

				Net Change in
	Value at			Unrealized			Shares Held
	September	Purchase	Sales	Appreciation	Realized	Dividend	at December	Value at
Name of Issuer	30, 2015	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	31, 2015	December 31, 2015

“Affiliated” Company as of December 31, 2015:
The Chefs’ Warehouse, Inc.	$28,320,000	$-	$-	$5,040,000	$-	$-	2,000,000	$33,360,000
Del Frisco’s Restaurant Group, Inc.	27,780,000	-	3,562,269	5,583,615	(1,766,346)	-	1,750,000	28,035,000

	$56,100,000	$-	$3,562,269	$10,623,615	$(1,766,346)	$-	-	$61,395,000

No Longer an “Affiliated” Company as of December 31, 2015:
Ferroglobe plc (formerly, Globe Specialty Metals, Inc.)	$47,150,802	$-	$8,238,233	$(1,995,964)	$(1,979,105)	$260,000	3,250,000	$34,937,500

[1] An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2015.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date:	February 24, 2016